Leases - Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases [Abstract]
2025	¥ 5,520
2026	4,404
Total lease payments	9,924
Less amounts representing interest	(135)
Present value of lease payments	9,789
Less: current portion	(5,414)	¥ (2,774)
Non-current lease liabilities	¥ 4,375